Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

Florida University System Optional Retirement Program and the

Florida Senior Management Service Optional Annuity Program

Supplement Dated July 25, 2025 to the

Contract Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus,

each dated May 1, 2025, as amended

This supplement to the variable annuity contract prospectus (“contract prospectus”), initial summary prospectus and updating summary prospectus (“summary prospectuses”), updates and amends certain information contained in them. Please read this supplement carefully and keep it with the contract prospectus and summary prospectuses that you may have received, for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in the contract prospectus and summary prospectuses.

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NOTICE OF IMPORTANT INFORMATION ABOUT

AN UPCOMING FUND NAME CHANGE

The Board of Trustees for the Neuberger Berman Equity Fund® (“Equity Fund”) has approved a change in the name of the Sustainable Equity Fund (the “Fund”). Accordingly, effective July 28, 2025, the name of the Fund will change as follows:

Current Fund Name	New Fund Name
Neuberger Berman Sustainable Equity Fund	Neuberger Berman Quality Equity Fund

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MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at:

Customer Service

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number, or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.207045-25	July 2025